Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 5,774	$ 7,053
Amortization of debt issuance costs	349	546
Amortization of debt issuance costs (shares issued to third party non-cash)	184	212
Other	165	355
Total	6,472	8,166
Interest and Finance Costs - Related Party [Abstract]
Amortization of debt issuance costs related party	0	59
Convertible notes amortization of debt discount (non-cash)	2,416	1,785
Amortization of debt issuance costs (shares issued to related party non-cash)	118	784
Total	4,799	3,799
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	944	420
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	$ 1,321	$ 751